Shareholder Report, Line Graph (Details) - USD ($)	Jan. 31, 2025	Dec. 19, 2024	Jul. 31, 2024	Jul. 01, 2024	Jan. 31, 2024	Jul. 31, 2023	Jul. 01, 2023	Jan. 31, 2023	Jul. 31, 2022	Jul. 01, 2022	Jan. 31, 2022	Jul. 31, 2021	Jul. 01, 2021	Jan. 31, 2021	Jul. 31, 2020	Jul. 01, 2020	Jan. 31, 2020	Jul. 31, 2019	Jul. 01, 2019	Jan. 31, 2019	Jul. 31, 2018	Jul. 01, 2018	Jun. 06, 2018	Jan. 31, 2018	Jul. 31, 2017	Jul. 01, 2017	Jan. 31, 2017	Jul. 31, 2016	Jul. 01, 2016	Jan. 31, 2016	Jul. 31, 2015	Jul. 01, 2015	Feb. 01, 2015
INSTITUTIONAL CLASS
Account Value [Line Items]
Account Value	$ 631,141		$ 606,508		$ 551,582	$ 563,006		$ 516,010	$ 522,293		$ 593,199	$ 663,534		$ 579,633	$ 471,211		$ 444,990	$ 431,276		$ 379,388	$ 408,035			$ 372,374	$ 340,682		$ 321,296	$ 293,671		$ 248,004	$ 291,146		$ 250,000
INSTITUTIONAL CLASS [Default Label]
Account Value [Line Items]
Account Value	486,887		484,136		400,642	475,409		423,371	410,086		442,359	487,294		416,032	275,263		266,230	262,215		233,359	249,750		$ 250,000
Institutional Class
Account Value [Line Items]
Account Value	100,473	$ 100,000
Institutional Class [Default Label]
Account Value [Line Items]
Account Value	251,226	250,000
Russell 2000 Growth Index
Account Value [Line Items]
Account Value	574,663			$ 546,569	468,234		$ 484,564	448,213		$ 434,273	479,383		$ 565,295	564,295		$ 400,948	395,452		$ 378,242	347,112		$ 382,817		$ 356,432		$ 311,420	$ 285,382		$ 264,490	$ 224,952		$ 279,332	$ 250,000
Russell Microcap Growth Index
Account Value [Line Items]
Account Value	307,885		$ 281,714		$ 245,695	$ 253,660		$ 256,170	$ 247,963		$ 283,289	$ 368,770		$ 370,735	$ 246,352		$ 229,806	$ 216,006		$ 209,840	$ 245,352		$ 250,000
FTSE 3 Month T Bill Index
Account Value [Line Items]
Account Value	100,537	100,000
FTSE 1 Month T Bill Index
Account Value [Line Items]
Account Value	$ 251,303	$ 250,000